Offerings - Offering: 1	Nov. 06, 2025 USD ($)
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.01 Par Value Per Share
Amount of Registration Fee	$ 1.60
Offering Note	Estimated solely for the purpose of calculating the registration fee.